YieldMax AMZN Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 12.2%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 12.2%
Amazon.com, Inc., Expiration: 8/7/2026; Exercise Price: $282.50	$129,679,450	4,775	$957,388
Amazon.com, Inc., Expiration: 8/7/2026; Exercise Price: $280.00	135,790,000	5,000	1,255,000
Amazon.com, Inc., Expiration: 9/18/2026; Exercise Price: $245.00	265,469,450	9,775	30,180,312
			32,392,700

TOTAL PURCHASED OPTIONS (Cost $19,365,869)			32,392,700

SHORT-TERM INVESTMENTS - 93.1%
Money Market Funds - 1.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		5,097,123	5,097,123

U.S. Treasury Bills - 91.2%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)		$76,300,000	76,277,142
U.S. Treasury Bill, 9/3/2026, 3.35%(f)		74,816,000	74,583,426
U.S. Treasury Bill, 10/15/2026, 3.60%(f)		26,218,000	26,022,755
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		27,443,000	27,073,497
U.S. Treasury Bill, 2/18/2027, 3.83%(f)		38,923,000	38,114,975
			242,071,795

TOTAL SHORT-TERM INVESTMENTS (Cost $247,138,830)			247,168,918

TOTAL INVESTMENTS - 105.3% (Cost $266,504,699)			$279,561,618
Liabilities in Excess of Other Assets - (5.3)%			(14,193,287)
TOTAL NET ASSETS - 100.0%			$265,368,331

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.

YieldMax AMZN Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.9)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.7)%
Amazon.com, Inc., Expiration: 8/7/2026; Exercise Price: $275.00	$(129,679,450)	(4,775)	$(1,993,562)
Amazon.com, Inc., Expiration: 8/7/2026; Exercise Price: $272.50	(135,790,000)	(5,000)	(2,637,500)
			(4,631,062)

Put Options - (1.2)%
Amazon.com, Inc., Expiration: 9/18/2026; Exercise Price: $245.01	(265,469,450)	(9,775)	(3,076,193)

TOTAL WRITTEN OPTIONS (Premiums received $19,022,302)			$(7,707,255)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.